Share capital (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Preferred Shares Outstanding

	Shares		Liquidation preference
Series	Authorized	Issued	June 30, 2012	December 31, 2011
A	315,000	200,000	$288,176	$271,677
C	40,000,000	14,000,000	350,000	350,000